WASHIGNTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar or Quarter Ended: September 30, 2011
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):	[ ] is a restatement
					[ ] adds new holdings entries

Institutional Investment Manager Filing this report:
		Name:			River and Mercantile Asset Management LLP
		Address:		30 Coleman Street
					London
					England
					EC2R 5AL
		13F File Number:	028-13893

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:
Name:			Julian Cripps
Title: 			Chief Operating Officer
Phone:			+44 (0)207 601 6262

Signature,		Place,			Date of Signing
Julian Cripps		London, England		October 25, 2011


Report Type (Check only one):
				[X]	13F HOLDINGS REPORT
				[ ]	13F NOTICE
				[ ]	13F COMBINATION REPORT
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:NONE
Form 13F Information Table Entry Total: 49
Form 13F Information Table Value Total: $338,541

List of Other Included Managers: NONE

	FORM 13F INFORMATION TABLE

Name of Issuer					Title of Class		CUSIP		Value		SHRS		Investment Discretion	Other Manager	Voting Authority

APACHE CORP					COM			037411105	17652		219979		SOLE					SOLE
APPLE INC					COM			037833100	726		1905		SOLE					SOLE
BANK OF AMERICA CORP				COM			060505104	484		79300		SOLE					SOLE
BAXTER INTERNATIONAL INC			COM			071813109	215		3837		SOLE					SOLE
CAMELOT INFORMATION SYSTEMS IN			ADS RP ORD SHS		13322V105	216		79300		SOLE					SOLE
CAMERON INTERNATIONAL CORP			COM			13342B105	415		10000		SOLE					SOLE
CITIGROUP INC					COM NEW			172967424	610		23820		SOLE					SOLE
COUNTRY STYLE COOKING RESTAURAADR		SPONSORED ADR		22238M109	230		20000		SOLE					SOLE
DR HORTON INC					COM			23331A109	325		36000		SOLE					SOLE
DRESSER-RAND GROUP INC				COM			261608103	157		3888		SOLE					SOLE
EBAY INC					COM			278642103	619		21000		SOLE					SOLE
EMC CORP/MASSACHUSETTS				COM			268648102	21949		1044957		SOLE					SOLE
FIFTH THIRD BANCORP				COM			316773100	18339		1814940		SOLE					SOLE
GENERAL ELECTRIC CO				COM			369604103	411		27000		SOLE					SOLE
GOOGLE INC					CL A			38259P508	21741		42252		SOLE					SOLE
GRIFOLS SA -ADR					SPONSORED ADR		398438309	926		145463		SOLE					SOLE
INTERPUBLIC GROUP OF COS INC/T			COM			460690100	18872		2619352		SOLE					SOLE
JIAYUAN.COM INTERNATIONAL LTD ADR		SPONSORED ADR		477374102	278		35000		SOLE					SOLE
JOHNSON & JOHNSON				COM			478160104	22762		357341		SOLE					SOLE
JPMORGAN CHASE & CO				COM			46625H100	361		12000		SOLE					SOLE
LOWE'S COS INC					COM			548661107	180		9331		SOLE					SOLE
MICROSOFT CORP					COM			594918104	298		12000		SOLE					SOLE
MONSANTO CO					COM			61166W101	21047		350728		SOLE					SOLE
MONSTER WORLDWIDE INC				COM			611742107	308		43000		SOLE					SOLE
MORGANS HOTEL GROUP CO				COM			61748W108	912		152418		SOLE					SOLE
NVIDIA CORP					COM			67066G104	487		39000		SOLE					SOLE
PAMPA ENERGIA SA				SPONS ADR LVL I		697660207	322		27973		SOLE					SOLE
PEPSICO INC/NC					COM			713448108	21095		340931		SOLE					SOLE
PFIZER INC					COM			717081103	32299		1826373		SOLE					SOLE
PHILIP MORRIS INTERNATIONAL IN			COM			718172109	800		12839		SOLE					SOLE
PROCTER & GAMBLE CO/THE				COM			742718109	24146		382092		SOLE					SOLE
QUEPASA CORP					COM NEW			74833W206	459		132500		SOLE					SOLE
REDIFF.COM INDIA LTD          ADR		SPONSORED ADR		757479100	264		40000		SOLE					SOLE
RENESOLA LTD                  ADR		SPONS ADS		75971T103	257		150000		SOLE					SOLE
RENREN INC					SPONSORED ADR		759892102	286		56000		SOLE					SOLE
REPUBLIC SERVICES INC				COM			760759100	21438		763627		SOLE					SOLE
REYNOLDS AMERICAN INC				COM			761713106	312		8332		SOLE					SOLE
SOHU.COM INC					COM			83408W103	315		6550		SOLE					SOLE
STILLWATER MINING CO				COM			86074Q102	3469		409372		SOLE					SOLE
SYMANTEC CORP					COM			871503108	260		16000		SOLE					SOLE
TIFFANY & CO					COM			886547108	304		5000		SOLE					SOLE
TIME WARNER CABLE INC				COM			88732J207	20577		328374		SOLE					SOLE
TYCO INTERNATIONAL LTD SHS			SHS			H89128104	21976		539767		SOLE					SOLE
VALERO ENERGY CORP				COM			91913Y100	355		20000		SOLE					SOLE
VARIAN MEDICAL SYSTEMS INC			COM			92220P105	21711		415964		SOLE					SOLE
VERIZON COMMUNICATIONS INC			COM			92343V104	301		8197		SOLE					SOLE
WEATHERFORD INTERNATIONL LTD  REG		REG SHS			H27013103	16443		1347304		SOLE					SOLE
YAHOO! INC					COM			984332106	250		19000		SOLE					SOLE
YOUKU.COM INC                 ADR		SPONSORED ADR		98742U100	359		22000		SOLE					SOLE

